UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended December 31,
                                      2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Rechtschaffen
Title:    Managing Member
Phone:    (646) 454-5312

Signature, Place and Date of Signing:


/s/ Andrew Rechtschaffen         New York, New York           February 13, 2009
-------------------------     ------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $139,859
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-                     Obrem Capital Offshore Master, L.P.

2.        028-                     Obrem Capital (QP), LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2008
COLUMN 1                 COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6        COL 7          COLUMN 8

                         TITLE OF                 VALUE     SHRS OR    SH/ PUT/   INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP      (X$1000)   PRN AMT    PRN CALL   DISCRETION       MNGRS   SOLE       SHARED NONE
EMPLOYERS HOLDINGS INC   COM         292218104    12,286       744,601 SH         SHARED-DEFINED   1,2        744,601
MDS INC                  COM         55269P302    49,095     7,906,800 SH         SHARED-DEFINED   1,2      7,906,800
MICREL INC               COM         594793101    78,478    10,735,690 SH         SHARED-DEFINED   1,2     10,735,690

SK 25940 0001 955821